Leases - Additional Information (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Line Items]
Lease contractual term description	For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term.	For leases with terms greater than 12 months, the Company records the related operating or finance right of use asset and lease liability at the present value of lease payments over the lease term.
Weighted-average remaining lease term (in years):	5 years 3 months 18 days	5 years 6 months
Weighted average discount rate	11.60%
Weighted average incremental borrowing rate		11.60%
Maximum [Member]
Leases [Line Items]
Term of lease agreements	8 years	8 years